Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (41,781)	$ (64,777)	$ (168,013)	$ (80,277)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1,504	930	4,640	2,787
Gain on disposal of property and equipment			0	(107)
Bad debt expense and allowance for doubtful accounts	(141)	377	820	0
Accretion of marketable securities to redemption value	(74)	0	(122)	0
Net realized loss on sale of marketable securities	(13)	0
Stock-based compensation	4,029	1,725	12,013	8,043
Change in equity-method investment	(334)	(113)	323	1,274
Change in fair value of debt instrument	0	39,653	59,916	20,163
Change in fair value of warrant liabilities	(211)	0	(10,827)	0
Forgiveness of Paycheck Protection Program loan			(2,860)	0
Changes in operating assets and liabilities:
Accounts receivable	529	2,243	2,887	1,458
Other receivables	(1,646)	(2,369)	(29,579)	(2,074)
Prepaid expenses and other current assets	53	(5,706)	(4,868)	1,307
Other non-current assets	49	(1,497)	(5,795)	604
Trade payables	(2,805)	1,972	1,663	(3,126)
Accrued expenses	2,223	843	10,946	3,537
Other current and long-term liabilities	(175)	1,820	2,855	(1,943)
Net cash used in operating activities	(38,793)	(24,899)	(126,001)	(48,354)
Cash flows from investing activities:
Purchase of property and equipment	(1,010)	(713)	(7,840)	(1,416)
Purchase of marketable securities			(54,688)	0
Proceeds from sale of marketable securities	19,903	0	10,000	0
Proceeds from maturity of marketable securities			186	0
Payment for asset acquisition			(500)	(250)
Investment in equity method investee			0	(4,990)
Net cash used in investing activities	18,893	(713)	(52,842)	(6,656)
Cash flows from financing activities:
Proceeds from convertible loan notes	0	76,723	76,723	51,781
Principal payments on long-term debt	(4,995)	0	(5,000)	(1,952)
Proceeds from issuance of ordinary shares			167,966	1,961
Proceeds from Paycheck Protection Program loan			0	2,860
Proceeds from exercise of options	579	137	932	42
Proceeds from the exercise of warrants			379	7
Proceeds from issuance of warrants	0	263	263	360
Debt issuance costs incurred	0	(1,140)	(383)	(494)
Transaction costs	(248)	0	(44,479)	0
Withheld taxes paid on behalf of employees on net settled stock-based awards	(359)	0
Principal payments on finance lease			0	(1,231)
Net cash provided by financing activities	(5,023)	75,983	196,401	53,334
Net increase (decrease) in cash and cash equivalents	(24,923)	50,371	17,558	(1,676)
Cash and cash equivalents:
Beginning of period	36,786	19,228	19,228	20,904
End of period	$ 11,863	$ 69,599	$ 36,786	$ 19,228